COMMITMENTS AND CONTINGENCIES AND OFF BALANCE SHEET ARRANGEMENTS	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
COMMITMENTS AND CONTINGENCIES AND OFF BALANCE SHEET ARRANGEMENTS

NOTE 9—COMMITMENTS AND CONTINGENCIES AND OFF BALANCE SHEET ARRANGEMENTS

Guarantees

California Department of Industrial Relations: On October 24, 2012, the Office of Self-Insurance Plans, a program within the director’s office of the California Department of Industrial Relations (the “DIR”), notified SuperValu, which was then the owner of New Albertson’s, Inc., a wholly-owned subsidiary of the Company, that additional collateral was required to be posted in connection with the Company’s, and certain other subsidiaries’, California self-insured workers’ compensation obligations pursuant to applicable regulations. The notice from the DIR stated that the additional collateral was required as a result of an increase in estimated future liabilities, as determined by the DIR pursuant to a review of the self-insured California workers’ compensation claims with respect to the applicable businesses, and a decline in SuperValu’s net worth. On January 21, 2014, the Company entered into a Collateral Substitution Agreement with the California Self-Insurers’ Security Fund to provide an irrevocable LOC. The amount of the LOC is adjusted semi-annually based on annual filings of an actuarial study reflecting liabilities as of December 31 of each year reduced by claim closures and settlements. The related LOC was $205.6 million as of December 2, 2017 and $237.6 million as of February 25, 2017.

Lease Guarantees: The Company may have liability under certain operating leases that were assigned to third parties. If any of these third parties fail to perform their obligations under the leases, the Company could be responsible for the lease obligation. Because of the wide dispersion among third parties and the variety of remedies available, the Company believes that if an assignee became insolvent, it would not have a material effect on the Company’s financial condition, results of operations or cash flows.

The Company also provides guarantees, indemnifications and assurances to others in the ordinary course of its business.

Legal Proceedings

The Company is subject from time to time to various claims and lawsuits arising in the ordinary course of business, including lawsuits involving trade practices, lawsuits alleging violations of state and/or federal wage and hour laws (including alleged violations of meal and rest period laws and alleged misclassification issues), real estate disputes and other matters. Some of these suits purport or may be determined to be class actions and/or seek substantial damages. It is the opinion of the Company’s management that although the amount of liability with respect to certain of the matters described herein cannot be ascertained at this time, any resulting liability of these and other matters, including any punitive damages, will not have a material adverse effect on the Company’s business or financial condition.

The Company continually evaluates its exposure to loss contingencies arising from pending or threatened litigation and believes it has made provisions where the loss contingency can be reasonably estimated and an adverse outcome is probable. Nonetheless, assessing and predicting the outcomes of these matters involves substantial uncertainties. Management currently believes that the aggregate range of reasonably possible loss for the Company’s exposure in excess of the amount accrued is expected to be immaterial to the Company. It remains possible that despite management’s current belief, material differences in actual outcomes or changes in management’s evaluation or predictions could arise that could have a material effect on the Company’s financial condition, results of operations or cash flows.

Drug Enforcement Administration: During fiscal 2014, the Company received two subpoenas from the Drug Enforcement Administration (“DEA”) requesting information concerning the Company’s record keeping, reporting and related practices concerning the theft or significant loss of controlled substances. On June 7, 2016, the Company received a third subpoena requesting information concerning potential diversion by one former employee in the Seattle/Tacoma area (Washington State). On July 18, 2017, the DEA and Department of Justice announced that they had reached an agreement with Safeway with respect to the matters under investigation. Under the agreement, Safeway (1) has paid a penalty of $3.0 million; (2) has surrendered its controlled substances license at one of its pharmacies in California, and has had its controlled substances license at one of its pharmacies in Washington State suspended for four months; and (3) is subject to a three-year corrective action plan.

Office of Inspector General: In January 2016, the Company received a subpoena from the Office of the Inspector General of the Department of Health and Human Services (the “OIG”) pertaining to the pricing of drugs offered under the Company’s MyRxCare discount program and the impact on reimbursements to Medicare, Medicaid and TRICARE (the “Government Health Programs”). In particular, the OIG is requesting information on the relationship between the prices charged for drugs under the MyRxCare program and the “usual and customary” prices reported by the Company in claims for reimbursements to the Government Health Programs or other third-party payors. The Company is cooperating with the OIG in the investigation. The Company is currently unable to determine the probability of the outcome of this matter or the range of reasonably possible loss, if any.

Civil Investigative Demand: On December 16, 2016, the Company received a civil investigative demand from the United States Attorney for the District of Rhode Island in connection with a False Claims Act investigation relating to the Company’s influenza vaccination programs. The investigation concerns whether the Company’s provision of store coupons to its customers who received influenza vaccinations in its store pharmacies constituted an improper benefit to those customers under the federal Medicare and Medicaid programs. The Company believes that its provision of the store coupons to its customers is an allowable incentive to encourage vaccinations. The Company is cooperating with the U.S. Attorney in the investigation. The Company is currently unable to determine the probability of the outcome of this matter or the range of possible loss, if any.

Security Breach: On August 14, 2014, the Company announced that it had experienced a criminal intrusion by installation of malware on a portion of its computer network that processes payment card transactions for its retail store locations, including the Company’s Shaw’s, Star Market, Acme, Jewel-Osco and Albertsons retail banners. On September 29, 2014, the Company announced that it had experienced a second and separate criminal intrusion. The Company believes these were attempts to collect payment card data. Relying on its IT service provider, SuperValu, the Company took immediate steps to secure the affected part of the network. The Company believes that it has eradicated the malware used in each intrusion. The Company notified federal law enforcement authorities, the major payment card networks and its insurance carriers and is cooperating in their efforts to investigate these intrusions. As required by the payment card brands, the Company retained a firm to conduct a forensic investigation into the intrusions. The forensic firm has issued separate reports for each intrusion (copies of which have been provided to the card networks). Although the Company’s network had previously been found to be compliant with the Payment Card Industry (PCI) Data Security Standard issued by the PCI Council, in both reports the forensic firm found that not all of these standards had been met at the time of the intrusions, and some of this non-compliance may have contributed to or caused at least some portion of the compromise that occurred during the intrusions.

On August 5, 2016, the Company was notified that MasterCard had asserted its initial assessment for incremental counterfeit fraud losses and non-ordinary course expenses (such as card reissuance costs) as well as a case management assessment. On December 5, 2016, the Company was further notified that MasterCard had asserted its final assessment of approximately $6.0 million, which the Company paid on December 9, 2016; however, the Company disputes the MasterCard assessment and, on March 10, 2017, filed a lawsuit against MasterCard seeking recovery of the assessment. On May 5, 2017, MasterCard filed a motion to dismiss the litigation. In a decision dated August 25, 2017, the court denied MasterCard’s motion, and the litigation is ongoing. On January 2, 2018, the Company was notified that Visa, Inc. (“Visa”) had asserted its assessment for incremental counterfeit fraud losses and card reissuance costs for $1.0 million, which the Company expects to pay in the fourth quarter of fiscal 2017. On October 20, 2015, the Company agreed with one of its third-party payment administrators to provide a $15.0 million LOC to cover any claims from the payment card networks and to maintain a minimum level of card processing until the potential claims from the payment card networks are resolved. On January 4, 2018, this third party payment administrator agreed to reduce the LOC to the Visa assessment amount of approximately $1.0 million. The Company has recorded an estimated liability for any remaining potential claims from other card networks.

As a result of the criminal intrusions, two class action complaints were filed against the Company by consumers and are currently pending, Mertz v. SuperValu Inc. et al, filed in federal court in the state of Minnesota and Rocke v. SuperValu Inc. et al, filed in federal court in the state of Idaho, alleging deceptive trade practices, negligence and invasion of privacy. The plaintiffs seek unspecified damages. The Judicial Panel on Multidistrict Litigation has consolidated the class actions and transferred the cases to the District of Minnesota. On August 10, 2015, the Company and SuperValu filed a motion to dismiss the class actions, which was granted without prejudice on January 7, 2016. The plaintiffs filed a motion to alter or amend the court’s judgment, which was denied on April 20, 2016. The court also denied leave to amend the complaint. On May 18, 2016, the plaintiffs filed a notice of appeal to the Eighth Circuit Court of Appeals and defendants filed a cross-appeal. In a decision dated August 30, 2017, the Eighth Circuit Court of Appeals reversed the District Court’s dismissal of the case as to one of the 16 named plaintiffs, affirmed the dismissal as to the remaining 15 named plaintiffs and remanded the case to the District Court for further proceedings. On November 3, 2017, the Company filed a motion to dismiss with respect to the remaining plaintiff’s claim on the basis that the plaintiff was not a customer of any of the Company’s stores. The liability, if any, that the Company might incur upon the resolution of these complaints is not expected to have a material impact on the Company’s consolidated financial condition, results of operations, or cash flows.

On October 6, 2015, AB Acquisition received a letter from the Office of Attorney General of the Commonwealth of Pennsylvania stating that the Illinois and Pennsylvania Attorneys General Offices are leading a multi-state group that includes the Attorneys General for 14 other states requesting specified information concerning the two data breach incidents. The multi-state group has not made a monetary demand, and the Company is unable to estimate the possibility of or reasonable range of loss, if any. The Company is cooperating with the investigation. Two of the Company’s insurance carriers have denied the Company’s claim for cyber insurance coverage for losses resulting from the intrusions based on, among other things, the insurers’ conclusions that the intrusions began prior to the start date for coverage under the cyber insurance policy. The Company responded to the insurers’ denials disagreeing with the conclusions and reserving its rights. The Company’s claims with other of its insurance carriers remain outstanding.

Rodman: On June 17, 2011, a customer of Safeway’s home delivery business (safeway.com) filed a class action complaint in the United States District Court for the Northern District of California entitled Rodman v. Safeway Inc., alleging that Safeway had inaccurately represented on its home delivery website that the prices paid there were the same as the prices in the brick-and-mortar retail store. Rodman asserted claims for breach of contract and unfair business practices under California law. The court certified a class for the breach of contract claim, but denied class treatment for the California business practices claims. On December 10, 2014, the court ruled that the terms and conditions on Safeway’s website should be construed as creating a contractual promise that prices on the website would be the same as in the stores and that Safeway had breached the contract by charging more on the website. On August 31, 2015, the court denied Safeway’s affirmative defenses and arguments for limiting liability, and determined that website registrants since 2006 were entitled to approximately $31.0 million in damages (which amount was reduced to $23.2 million to correct an error in the court’s calculation), plus prejudgment interest. The court then set a trial date of December 7, 2015 to determine whether pre-2006 registrants were entitled to any recovery. The parties thereafter stipulated to facts regarding the pre-2006 registration process, whereupon the court vacated the December trial date and extended its prior liability and damages rulings to class members who registered before 2006. Consequently, on November 30, 2015, the court entered a final judgment in favor of the plaintiff class in the amount of $41.9 million (comprised of $31.0 million in damages and $10.9 million in prejudgment interest). Safeway filed a Notice of Appeal from that judgment to the Ninth Circuit Court of Appeals on December 4, 2015, contesting both liability and damages. On April 6, 2016, the plaintiff moved for discovery sanctions against Safeway in the district court, seeking an additional $2.0 million. A hearing on the sanctions motion was held on August 25, 2016, and the court awarded sanctions against the Company in an amount under $1.0 million. The Ninth Circuit Court of Appeals heard oral arguments on the appeal on June 12, 2017 and, on August 4, 2017, affirmed the judgment for the plaintiff. On December 15, 2017, the Company paid $42.3 million into a Qualified Settlement Fund escrow account to fund the judgment (with interest).

Terraza/Lorenz: Two lawsuits have been brought against Safeway and the Safeway Benefits Plan Committee (the “Benefit Plans Committee,” and together with Safeway, the “Safeway Benefits Plans Defendants”) and other third parties alleging breaches of fiduciary duty under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) with respect to Safeway’s 401(k) Plan (the “Safeway 401(k) Plan”). On July 14, 2016, a complaint (“Terraza”) was filed in the United States District Court for the Northern District of California by a participant in the Safeway 401(k) Plan individually and on behalf of the Safeway 401(k) Plan. An amended complaint was filed on November 18, 2016. On August 25, 2016, a second complaint (“Lorenz”) was filed in the United States District Court for the Northern District of California by another participant in the Safeway 401(k) Plan individually and on behalf of all others similarly situated against the Safeway Benefits Plans Defendants and against the Safeway 401(k) Plan’s former recordkeepers. An amended complaint was filed on September 16, 2016, and a second amended complaint was filed on November 21, 2016. In general, both lawsuits allege that the Safeway Benefits Plans Defendants breached their fiduciary duties under ERISA regarding the selection of investments offered under the Safeway 401(k) Plan and the fees and expenses related to those investments. The Company believes these lawsuits are without merit and intends to contest each of them vigorously. The Safeway Benefits Plans Defendants have filed motions to dismiss both cases. Defendants have answered the complaints, and the parties are in the initial stages of discovery. The Company is currently unable to estimate the range of loss, if any, that may result from these matters due to the early procedural status of the cases. On March 13, 2017, the United States District Court for the Northern District of California denied the Safeway Benefits Plan Defendants’ motion to dismiss with respect to Terraza, and granted in part and denied in part the Safeway Benefits Plan Defendants’ motion to dismiss with respect to Lorenz. On December 12, 2017, the Court in Terraza denied in part and granted in part a motion to dismiss brought by co-defendant Aon Hewitt. In Terraza, fact discovery is currently scheduled to close on March 22, 2018, dispositive motions are due on June 15, 2018 and trial is set for October 22, 2018. It is anticipated that a similar schedule will be adopted in Lorenz.

False Claims Act: Three qui tam actions have been filed against the Company under the False Claims Act. In United States ex rel. Schutte and Yarberry v. SuperValu, New Albertson’s, Inc. (“Albertsons”), et al, the relators allege that defendants (including various Albertsons subsidiaries) overcharged federal healthcare programs by not providing the government, as a part of usual and customary prices, the benefit of discounts given to customers who requested that defendants match competitor prices. The complaint was originally filed under seal and amended on November 30, 2015. In United States ex rel. Proctor v. Safeway, the relator alleges that Safeway submitted fraudulent, inflated pricing information to four government healthcare programs in connection with prescription drug claims, by failing to include pharmacy discount program pricing as a part of its usual and customary prices. On August 26, 2015, the underlying complaint was unsealed. Relator filed an amended complaint, and Safeway’s motion to dismiss the amended complaint was denied. In United States ex rel. Zelickowski v. Albertsons LLC, relator alleges that Albertsons overcharged federal healthcare programs by not providing the government, as a part of its usual and customary prices to the government, the benefit of discounts given to customers who enrolled in Albertsons’ discount-club program. The complaint was originally filed under seal and amended on June 20, 2017. The government previously investigated the relators’ allegations in each of the cases and declined to intervene in any of the cases. Relators elected to pursue their respective cases on their own, and the Company is vigorously defending each of those matters. The matters are at an early stage in the proceedings. The Company is unable to express an opinion with respect to the likelihood of an unfavorable outcome or to estimate the amount or range of potential loss if the outcome of any of them should be unfavorable.

Other Commitments

In the ordinary course of business, the Company enters into various supply contracts to purchase products for resale and purchase and service contracts for fixed asset and information technology commitments. These contracts typically include volume commitments or fixed expiration dates, termination provisions and other standard contractual considerations.

NOTE 13—COMMITMENTS AND CONTINGENCIES AND OFF BALANCE SHEET ARRANGEMENTS

Guarantees

California Department of Industrial Relations: On October 24, 2012, the Office of Self-Insurance Plans, a program within the director’s office of the California Department of Industrial Relations (the “DIR”), notified SuperValu, which was then the owner of NAI, that additional security was required to be posted in connection with the Company’s, and certain other subsidiaries’, California self-insured workers’ compensation obligations pursuant to applicable regulations. The notice from the DIR stated that the additional security was required as a result of an increase in estimated future liabilities, as determined by the DIR pursuant to a review of the self-insured California workers’ compensation claims with respect to the applicable businesses, and a decline in SuperValu’s net worth. On January 21, 2014, the Company entered into a Collateral Substitution Agreement with the California Self-Insurers’ Security Fund to provide an irrevocable LOC. The amount of the LOC is adjusted semi-annually based on annual filings of an actuarial study reflecting liabilities as of December 31 of each year reduced by claim closures and settlements. The related LOC was $237.6 million and $247.7 million as of February 25, 2017 and February 27, 2016, respectively.

Lease Guarantees: The Company may have liability under certain operating leases that were assigned to third parties. If any of these third parties fail to perform their obligations under the leases, the Company could be responsible for the lease obligation.

In connection with FTC-mandated divestitures, the Company assigned leases with respect to 93 store properties to Haggen. On September 8, 2015, Haggen commenced a case under Chapter 11 of the U.S. Bankruptcy Code in the United States Bankruptcy Court for the District of Delaware, and on October 19, 2015, Haggen secured Bankruptcy Court approval of bidding procedures for the sale of 130 stores that the Company sold to it (including 72 leased stores and 12 ground leased stores). Haggen held an auction for those stores in November 2015. After participating in the auction, having additional negotiations with Haggen, and receiving FTC and state attorneys general clearance, and bankruptcy court approval, during the fourth quarter of fiscal 2015, the Company acquired 19 assigned leases from Haggen for an aggregate purchase price of $10.7 million. Also during the auction, there were 38 assigned leases acquired by and assigned to other retailers and four assigned store leases acquired by the landlord. Two store leases were re-negotiated by Haggen prior to its bankruptcy, and one store lease was re-negotiated by Haggen during bankruptcy, thus eliminating the Company’s contingent liability with respect to these three leases. Haggen has rejected, in its bankruptcy case, 11 store leases for which the Company has contingent lease liability. As a result of the rejections, the Company has recorded a loss of $32.2 million for this contingent liability, of which $30.6 million was recorded during fiscal 2015 and $1.6 million was recorded in the first quarter of fiscal 2016.

Haggen secured Bankruptcy Court approval of bidding procedures for the sale of its 33 “core stores” on December 4, 2015. After receipt of FTC and Washington state attorney general clearance, the Company submitted a proposal to acquire 29 of the Haggen core stores. Haggen determined that the Company’s offer was the highest and best bid and declared the Company the sole qualifying bidder in a notice filed with the Bankruptcy Court on March 11, 2016. On March 29, 2016, the Bankruptcy Court entered the order approving the sale of the 29 core stores to the Company for the aggregate purchase price of approximately $113.8 million, including inventory, subject to certain adjustments as set forth in the applicable asset purchase agreement. The acquisition closed in June 2016. The 29 stores acquired include six assigned store leases and two assigned ground leases.

The Company could also be responsible for Haggen’s obligations under the remaining 10 ground leases the Company assigned to it. However, these leases were assigned to a Haggen entity that is not a debtor in the bankruptcy case. The Company believes this Haggen entity has divested itself of the majority of these ground leases through third-party sales. The Company does not know whether Haggen or, for certain ground leases the applicable acquiring entity, will default on these ground lease obligations. The Company also does not know what defenses may be available, including any loss mitigation obligations of the landlords under the terms of the ground leases or applicable law. As a result, the Company is currently unable to estimate its losses with respect to any potential contingent liability with respect to these ground leases.

With respect to other leases the Company has assigned to third parties (including the leases Haggen had acquired but assigned to third parties), because of the wide dispersion among third parties and the variety of remedies available, the Company believes that if an assignee became insolvent, it would not have a material effect on the Company’s financial condition, results of operations or cash flows. No liability has been recorded for assigned leases in the Company’s Consolidated Balance Sheet related to these contingent obligations.

The Company also provides guarantees, indemnifications and assurances to others in the ordinary course of its business.

Legal Contingencies

Various claims and lawsuits arising in the normal course of business, including suits charging violations of certain wage and hour or civil rights laws, are pending against the Company. Some of these suits purport or have been determined to be class actions and/or seek substantial damages. Any damages that may be awarded in antitrust cases will be automatically trebled.

The Company continually evaluates its exposure to loss contingencies arising from pending or threatened litigation and believes it has made provisions where the loss contingency can be reasonably estimated and an adverse outcome is probable. Nonetheless, assessing and predicting the outcomes of these matters involves substantial uncertainties. Management currently believes that the aggregate range of reasonably possible loss for the Company’s exposure in excess of the amount accrued is expected to be immaterial to the Company. It remains possible that despite management’s current belief, material differences in actual outcomes or changes in management’s evaluation or predictions could arise that could have a material effect on the Company’s financial condition, results of operations or cash flows.

Haggen, et al: On July 20, 2015, Albertson’s LLC and Albertson’s Holdings LLC commenced a lawsuit against Haggen in the State of Delaware in and for Newcastle County (the “State Court Action”), alleging claims for breach of contract and fraud arising out of Haggen’s failure to pay approximately $41.1 million due for purchased inventory in connection with Haggen’s purchase of 146 divested stores.

On September 1, 2015, Haggen commenced a lawsuit against Albertson’s LLC and Albertson’s Holdings LLC in the United States District Court for the District of Delaware, alleging claims for violation of Section 7 of the Clayton Act, attempted monopolization under the Sherman Act, breach of contract, indemnification, breach of the implied covenant of good faith and fair dealing, fraud, unfair competition, misappropriation of trade secrets under the Uniform Trade Secrets Acts, conversion and violation of the Washington Consumer Protection Act (the “District Court Action”) and alleged that its damages may exceed $1.0 billion. On September 8, 2015, Haggen filed a petition for protection under Chapter 11 of the U.S. Bankruptcy Code, and the State Court Action was stayed due to Haggen’s bankruptcy case. Also as a result of the bankruptcy case, the Company recorded an allowance of $41.1 million against the amount owed by Haggen for the purchased inventory during the second quarter ended September 12, 2015. On September 17, 2015, the Company received a letter from the legal counsel of another purchaser of a small number of the Company’s FTC-mandated divested stores, alleging claims similar to those presented in Haggen’s lawsuit, which the Company believes are without merit.

On January 21, 2016, the Company entered into a settlement agreement with (i) Haggen and its debtor and non-debtor affiliates, (ii) the Official Committee of Unsecured Creditors appointed in Haggen’s Chapter 11 bankruptcy case (the “Creditors’ Committee”), (iii) Comvest Partners and its affiliates and (iv) Cerberus Capital Management, pursuant to which the Company resolved the disputes in the State Court Action and the District Court Action (together, the “Haggen Litigations”). The settlement agreement provides for the dismissal with prejudice of the Haggen Litigations in exchange for (a) a cash payment by the Company of $5.75 million to a creditor trust to be formed by the Creditors’ Committee, (b) an agreement that the Company will have an allowed unsecured claim against Haggen in its bankruptcy case of $8.25 million, which the Company will transfer to the creditor trust, and (c) an exchange of releases of any and all claims among the settling parties. The settlement agreement was approved by an order of the Bankruptcy Court administering the Haggen bankruptcy case on February 16, 2016, and the order became final on March 2, 2016. Subsequently, the State Court Action was dismissed with prejudice on March 7, 2016, the District Court Action was dismissed with prejudice on March 8, 2016, and the Company paid $5.75 million to the creditor trust on March 11, 2016. The $5.75 million was recorded as a loss in fiscal 2015 and is incremental to the losses of $41.1 million related to the purchased inventory in the second quarter of fiscal 2015 and $32.2 million related to the Company’s contingent lease liability for the rejected Haggen leases.

Appraisal of Safeway Inc.: Certain stockholders of Safeway common stock sought appraisal rights under Section 262 of the Delaware General Corporation Law, requesting a determination that the per share acquisition consideration payable in the acquisition does not represent fair value for their shares. Five separate actions have been filed in Delaware Chancery Court, now consolidated under the title In re Appraisal of Safeway Inc., by stockholders claiming to hold approximately 17.7 million shares. In May 2015, the Company settled with stockholders holding approximately 14 million shares for $621 million plus one Casa Ley CVR for each Safeway share. The settlement consisted of $487 million ($34.92 per share) of purchase consideration and $134 million of expense, both recorded in fiscal 2014. Of the $621 million, approximately $100 million was paid in fiscal 2014, and the remainder was paid in the first quarter of fiscal 2015, including $387 million in acquisition consideration. Still remaining as petitioners were holders of approximately 3.7 million shares. On January 11, 2016, the Company reached a settlement with the remaining petitioners representing approximately 3.7 million shares of Safeway common stock, for $168 million plus one Casa Ley CVR for each Safeway share. The settlement consisted of $131 million or $34.92 per share, of purchase consideration and $37 million of expense, of which $34 million was recorded in fiscal 2014 and $3 million was recorded in fiscal 2015. Of the $168 million, $131 million of purchase consideration was paid during fiscal 2014 with the remaining $37 million paid in January 2016.

Security Breach: On August 14, 2014, the Company announced that it had experienced a criminal intrusion by installation of malware on a portion of its computer network that processes payment card transactions for its retail store locations, including the Company’s Shaw’s, Star Market, Acme, Jewel-Osco and Albertsons retail banners. On September 29, 2014, the Company announced that it had experienced a second and separate criminal intrusion. The Company believes these were attempts to collect payment card data. Relying on its IT service provider, SuperValu, the Company took immediate steps to secure the affected part of the network. The Company believes that it has eradicated the malware used in each intrusion. The Company notified federal law enforcement authorities, the major payment card networks and its insurance carriers and is cooperating in their efforts to investigate these intrusions. As required by the payment card brands, the Company retained a firm to conduct a forensic investigation into the intrusions. The forensic firm has issued separate reports for each intrusion (copies of which have been provided to the card networks). Although the Company’s network had previously been found to be compliant with the Payment Card Industry (PCI) Data Security Standard issued by the PCI Council, in both reports the forensic firm found that not all of these standards had been met at the time of the intrusions, and some of this non-compliance may have contributed to or caused at least some portion of the compromise that occurred during the intrusions.

On August 5, 2016, the Company was notified that MasterCard had asserted its initial assessment for incremental counterfeit fraud losses and non-ordinary course expenses (such as card reissuance costs) as well as its case management assessment. The Company believes it is probable that other payment card networks will make claims against the Company. If other payment card networks assert claims against the Company, the Company currently intends to dispute those claims and assert available defenses. At the present time, the Company believes that it is probable that the Company will incur a loss in connection with the claims or potential claims from the payment card networks. On December 5, 2016, the Company was further notified that MasterCard has asserted its final assessment of approximately $6.0 million, which the Company paid on December 9, 2016; however the Company disputes the MasterCard assessment and, on March 10, 2017, filed a lawsuit against MasterCard seeking recovery of the assessment. The Company has recorded an estimated liability for probable losses that it expects to incur in connection with the claims or potential claims to be made by the payment card networks. The estimated liability is based on information currently available to the Company and may change as new information becomes available or if other payment card networks assert claims against the Company. The Company will continue to evaluate information as it becomes available and will record an estimate of additional losses, if any, when it is both probable that a loss has been incurred and the amount of the loss is reasonably estimable. Currently, the potential range of any loss above the Company’s currently recorded amount cannot be reasonably estimated given no claims have been asserted to date by the payment card networks, other than MasterCard, and because significant factual and legal issues remain unresolved. On October 20, 2015, the Company agreed with one of its third party payment administrators to provide a $15.0 million LOC to cover any claims from the payment card networks and to maintain a minimum level of card processing until the potential claims from the payment card networks are resolved.

As a result of the criminal intrusions, two class action complaints were filed against the Company by consumers and are currently pending, Mertz v. SuperValu Inc. et al. filed in federal court in the state of Minnesota and Rocke v. SuperValu Inc. et al. filed in federal court in the state of Idaho, alleging deceptive trade practices, negligence and invasion of privacy. The plaintiffs seek unspecified damages. The Judicial Panel on Multidistrict Litigation has consolidated the class actions and transferred the cases to the District of Minnesota. On August 10, 2015, the Company and SuperValu filed a motion to dismiss the class actions, which was granted without prejudice on January 7, 2016. The plaintiffs have filed a motion to alter or amend the court’s judgment, which was denied on April 20, 2016. The court also denied leave to amend the complaint. On May 18, 2016, the plaintiffs filed a notice of appeal to the Eighth Circuit and defendants filed a cross-appeal. The filing of the appellate briefs was completed by both parties on September 29, 2016 and oral arguments are scheduled for May 10, 2017.

On October 6, 2015, the Company received a letter from the Office of Attorney General of the Commonwealth of Pennsylvania stating that the Illinois and Pennsylvania Attorneys General Offices are leading a multi-state group that includes the Attorneys General for 14 other states requesting specified information concerning the two data breach incidents. The multi-state group has not made a monetary demand, and the Company is unable to estimate the possibility of or reasonable range of loss, if any. The Company has cooperated with the investigation.

In January 2017, one of the Company’s insurance carriers denied its claim for cyber insurance coverage for losses resulting from the intrusions based on, among other things, the insurer’s conclusion that the intrusion began prior to the start date for coverage under the cyber insurance policy. The Company responded to the insurer’s denial disagreeing with the conclusion and reserving its rights. The Company’s claims with other of its insurance carriers remain outstanding.

Drug Enforcement Administration: During fiscal 2014, the Company received two subpoenas from the Drug Enforcement Administration (“DEA”) requesting information concerning the Company’s record keeping, reporting and related practices concerning the theft or significant loss of controlled substances. The two subpoenas have resulted in essentially a single investigation, and the Company is cooperating with the DEA. The Company has met with the DEA on several occasions, including December 2015, May 2016 and June 2016, to discuss the investigation, and the Company anticipates further meetings in the near future. On June 7, 2016, the Company received a third subpoena, which requested information concerning potential diversion by one former employee in the Seattle/Tacoma area (Washington State). The Company is cooperating with the DEA. The Company anticipates that there will be monetary fines assessed, and administrative penalties. The Company has established an estimated liability for these matters which is based on information currently available to the Company and may change as new information becomes available.

Office of Inspector General: In January 2016, the Company received a subpoena from the Office of the Inspector General of the Department of Health and Human Services (the “OIG”) pertaining to the pricing of drugs offered under the Company’s MyRxCare discount program and the impact on reimbursements to Medicare, Medicaid and TRICARE (the “Government Health Programs”). In particular, the OIG is requesting information on the relationship between the prices charged for drugs under the MyRxCare program and the “usual and customary” prices reported by the Company in claims for reimbursements to the Government Health Programs or other third party payors. The Company is cooperating with the OIG in the investigation. The Company is currently unable to determine the probability of the outcome of this matter or the range of reasonably possible loss, if any.

Terraza/Lorenz: Two lawsuits have been brought against Safeway and the Safeway Benefits Plan Committee (the “Benefit Plans Committee,” and together with Safeway, the “Safeway Benefits Plans Defendants”) and other third parties alleging breaches of fiduciary duty under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) with respect to Safeway’s 401(k) Plan (the “Safeway 401(k) Plan”). On July 14, 2016, a complaint (“Terraza”) was filed in the United States District Court for the Northern District of California by a participant in the Safeway 401(k) Plan individually and on behalf of the Safeway 401(k) Plan. An amended complaint was filed on November 18, 2016. On August 25, 2016, a second complaint (“Lorenz”) was filed in the United States District Court for the Northern District of California by another participant in the Safeway 401(k) Plan individually and on behalf of all others similarly situated against the Safeway Benefits Plans Defendants and against the Safeway 401(k) Plan’s former recordkeepers. An amended complaint was filed on September 16, 2016 and a second amended complaint was filed on November 21, 2016. In general, both lawsuits allege that the Safeway Benefits Plans Defendants breached their fiduciary duties under ERISA regarding the selection of investments offered under the Safeway 401(k) Plan and the fees and expenses related to those investments. The Company believes these lawsuits are without merit, and intend to contest each of them vigorously. The Safeway Benefits Plans Defendants filed motions to dismiss both cases, and the hearings on the Terraza and Lorenz motions were held in February 2017. On March 13, 2017, the judge hearing the cases issued orders denying the motions to dismiss in both cases. The Company is currently unable to estimate the range of loss, if any, that may result from these matters due to the early procedural status of the cases.

Civil Investigative Demand: On December 16, 2016, the Company received a civil investigative demand from the United States Attorney for the District of Rhode Island in connection with a False Claims Act investigation relating to the Company’s influenza vaccination programs. The investigation concerns whether the Company’s provision of store coupons to its customers who received influenza vaccinations in its store pharmacies constituted an improper benefit to those customers under the federal Medicare and Medicaid programs. The Company believes that its provision of the store coupons to its customers is an allowable incentive to encourage vaccinations. The Company is cooperating with the U.S. Attorney in the investigation. The Company is currently unable to determine the probability of the outcome of this matter or the range of possible loss, if any.

Rodman: On June 17, 2011, a customer of Safeway’s home delivery business (safeway.com) filed a class action complaint in the United States District Court for the Northern District of California entitled Rodman v. Safeway Inc., alleging that Safeway had inaccurately represented on its home delivery website that the prices paid there were the same as the prices in the brick-and-mortar retail store. Rodman asserted claims for breach of contract and unfair business practices under California law. The court certified a class for the breach of contract claim, but denied class treatment for the California business practices claims. On December 10, 2014, the court ruled that the terms and conditions on Safeway’s website should be construed as creating a contractual promise that prices on the website would be the same as in the stores and that Safeway had breached the contract by charging more on the website. On August 31, 2015, the court denied Safeway’s affirmative defenses and arguments for limiting liability, and determined that website registrants since 2006 were entitled to approximately $31.0 million in damages (which amount was reduced to $23.2 million to correct an error in the court’s calculation), plus prejudgment interest. The court then set a trial date of December 7, 2015 to determine whether pre-2006 registrants are entitled to any recovery. The parties thereafter stipulated to facts regarding the pre-2006 registration process, whereupon the court vacated the December trial date and extended its prior liability and damages rulings to class members who registered before 2006. Consequently, on November 30, 2015, the court entered a final judgment in favor of the plaintiff class in the amount of $41.9 million (comprised of $31.0 million in damages and $10.9 million in prejudgment interest). Safeway filed a Notice of Appeal from that judgment to the Ninth Circuit Court of Appeals on December 4, 2015. On April 6, 2016, Plaintiff moved for discovery sanctions against Safeway in the district court, seeking an additional $2.0 million. A hearing on the sanctions motion was held on August 25, 2016, and the court awarded sanctions against the Company in an amount under $1.0 million. The Company has established an estimated liability for these claims, but intends to contest both liability and damages on appeal.

Other Commitments

In the ordinary course of business, the Company enters into various supply contracts to purchase products for resale and purchase and service contracts for fixed asset and information technology commitments. These contracts typically include volume commitments or fixed expiration dates, termination provisions and other standard contractual considerations.